OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
OTHER LIABILITIES

15. OTHER LIABILITIES

Other liabilities consist of the following:

	As at December 31, 2017	As at December 31, 2016

Long-term portion of finance lease obligations (note 13(a))	$1,915	$6,319

Pension benefit obligations	33,542	19,273

Other	4,872	8,603

Total other liabilities	$40,329	$34,195

Pension Benefit Obligations

The Company provides the Executives Plan for certain current and former senior officers and the Retirement Program for eligible employees, which are both considered defined benefit plans under IAS 19 – Employee Benefits. The funded status of the plans are based on actuarial valuations performed as at December 31, 2017. The plans operate under similar regulatory frameworks and generally face similar risks.

The Executives Plan pension formula is based on final average earnings in excess of the amounts payable from the registered plan. Assets for the Executives Plan consist of deposits on hand with regulatory authorities that are refundable when benefit payments are made or on the ultimate wind-up of the plan. The estimated average remaining service life of the plan as at December 31, 2017 is 1.0 years.

The Company provides a defined benefit retirement program for certain eligible employees that provides a lump-sum payment upon retirement. The payment is based on age and length of service at retirement. An eligible employee is entitled to a benefit if they have completed more than 10 years as a permanent employee and have attained a minimum age of 55. The Retirement Program is not funded.

The funded status of the Company's defined benefit obligations relating to the Company's Executives Plan and Retirement Program for 2017 and 2016, is as follows:

	Year Ended December 31,

	2017	2016

Reconciliation of plan assets:

Plan assets, beginning of year	$2,192	$2,011

Agnico Eagle's contributions	303	327

Benefit payments	(90)	(88)

Administrative expenses	(106)	(119)

Interest on assets	87	86

Net return on assets excluding interest	(87)	(86)

Effect of exchange rate changes	158	61

Plan assets, end of year	2,457	2,192

Reconciliation of defined benefit obligation:

Defined benefit obligation, beginning of year	11,867	10,641

Current service cost	493	326

Past service cost	8,754	–

Benefit payments	(90)	(88)

Interest cost	544	456

Actuarial losses arising from changes in economic assumptions	1,035	400

Actuarial losses (gains) arising from experience	421	(185)

Effect of exchange rate changes	1,219	317

Defined benefit obligation, end of year	24,243	11,867

Net defined benefit liability, end of year	$21,786	$9,675

The components of Agnico Eagle's pension expense recognized in net income relating to the Executives Plan and the Retirement Program are as follows:

	Year Ended December 31,

	2017	2016

Current service cost	$493	$326

Past service cost	8,754	–

Administrative expenses	106	119

Interest cost on defined benefit obligation	544	456

Interest on assets	(87)	(86)

Pension expense	$9,810	$815

The remeasurements of the net defined benefit liability recognized in other comprehensive income (loss) relating to the Company's Executives Plan and the Retirement Program are as follows:

	Year Ended December 31,

	2017	2016

Actuarial losses relating to the defined benefit obligation	$1,456	$215

Net return on assets excluding interest	87	86

Total remeasurements of the net defined benefit liability	$1,543	$301

In 2018, the Company expects to make contributions of $0.8 million and benefit payments of $0.7 million related to the Executive Plan and the Retirement Program.

The following table sets out significant assumptions used in measuring the Company's Executives Plan defined benefit obligations:

	As at December 31,

	2017	2016

Assumptions:

Discount rate – beginning of year	3.8%	4.0%

Discount rate – end of year	3.3%	3.8%

Rate of compensation increase	3.0%	3.0%

Significant actuarial assumptions used in measuring the Company's Retirement Program defined benefit obligations included a discount rate of 3.25% at the beginning of the period, a discount rate of 3.0% as at the end of the year and mine closure estimates based on the current life of mine plans.

The following is a summary of the effect of changes in significant actuarial assumptions on the Company's Executives Plan and Retirement Program defined benefit obligations:

As at December 31, 2017

Change in assumption:

0.5% increase in discount rate	(1,214)

0.5% decrease in discount rate	1,324

The summary of the effect of changes in significant actuarial assumptions was prepared using the same methods and actuarial assumptions as those used for the calculation of the Company's defined benefit obligation related to the Executives Plan and Retirement Program as at the end of the fiscal year, except for the change in the single actuarial assumption being evaluated. The modification of several actuarial assumptions at the same time could lead to different results.

Other Plans

In addition to its defined benefit pension plans, the Company maintains the Basic Plan and the Supplemental Plan. Under the Basic Plan, Agnico Eagle contributes 5.0% of certain employees' base employment compensation to a defined contribution plan. In 2017, $10.6 million (2016 – $9.7 million) was contributed to the Basic Plan, $0.2 million of which related to contributions for key management personnel (2016 – $0.2 million). The Company also maintains the Supplemental Plan for designated executives at the level of Vice-President or above. The Supplemental Plan is funded by the Company through notional contributions equal to 10.0% of the designated executive's earnings for the year (including salary and short-term bonus). In 2017, the Company made $1.4 million (2016 – $1.4 million) in notional contributions to the Supplemental Plan, $1.0 million (2016 – $0.9 million) of which related to contributions for key management personnel. The Company's liability related to the Supplemental Plan is $8.2 million at December 31, 2017 (2016 – $7.1 million). The Supplemental Plan is accounted for as a cash balance plan.